Leases - Schedule of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Operating Lease [Abstract]
Opening balance	$ 23,330	$ 24,994
Additions to right-of-use assets	1,275	3,974
Acquisitions through business combination (refer note 7(b))		945
Effect of movements in foreign exchange rates	391	(1,299)
Derecognition of right-of-use assets	(6,625)
Depreciation charged during the year	(4,333)	(5,284)
Closing Balance	$ 14,038	$ 23,330